Net Loss Per Share Attributable to Common Stockholders - Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - shares		3 Months Ended	9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Diluted net loss per share attributable to common stockholders		19,100,097	19,100,097	1,027,897	10,569,836	9,461,612
Related Party Convertible Notes Payable at Fair Value [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Diluted net loss per share attributable to common stockholders	[1]
Loans Payable - Related Party at Fair Value [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Diluted net loss per share attributable to common stockholders	[1]
Warrants [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Diluted net loss per share attributable to common stockholders		17,536,750	17,536,750
Options to Purchase Common Stock [Member]
Schedule of Diluted Net Loss Per Share Attributable to Common Stockholders [Line Items]
Diluted net loss per share attributable to common stockholders		1,563,347	1,563,347	1,027,897	1,027,897	1,031,356

[1]	The Related party convertible notes and Loan’s payable - related party are convertible upon occurrence of various conversion scenarios. Therefore, the number of shares of Company Common Stock issuable upon their conversion is not currently estimable.